Mar. 01, 2021
Class A C Shares | Alger Dynamic Opportunities Fund - AC
Alger Dynamic Opportunities Fund
Investment Objective
Alger Dynamic Opportunities Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 31 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A Shares)” on page 31 of the Fund’s Statement of Additional Information.
Shareholder Fees <br/>(fees paid directly from your investment)
Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249.71% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.Weatherbie Capital, LLC (“Weatherbie” or the "Sub-Adviser"), an affiliate of the Manager, and the Fund’s sub-adviser, invests in smaller cap U.S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.The Fund invests in a portfolio of U.S. and foreign equity securities (common stocks, preferred stocks and convertible securities). In addition to purchasing securities (i.e., taking long positions), the Fund’s investment adviser, Fred Alger Management, LLC, will identify securities that it believes will underperform on an absolute or relative basis and will sell these securities short on behalf of the Fund. The Fund will not, however, follow a market neutral strategy and generally will have a net long position. As a result, and as a result of the cash proceeds the Fund will receive from selling securities short, the Fund will generally maintain significant positions in cash and cash equivalents. The Fund may also seek to manage the volatility of either the portfolio, a particular exposure (e.g., sector or industry) of the portfolio or individual securities through short sales, or buying or selling put or call options primarily for hedging purposes. The Fund has no specific guidelines or restrictions governing the concentration of the Fund’s portfolio in specific entities, sectors or market capitalizations. Accordingly, the Fund may invest a portion of its assets in securities issued by small capitalization companies. The Fund may also invest a portion of its assets in equity securities not listed on an exchange.The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the consumer discretionary, information technology, and healthcare sectors.The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.The Fund may sell securities short, which is the sale of a security the Fund does not own either to hedge a portfolio position or to seek to profit on the decline in value of the securities sold. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.The Fund can leverage, that is, borrow money to purchase additional securities.The Fund can invest in foreign securities.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; significant job losses and increasing unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Although the Federal Reserve has taken a number of actions to mitigate the impact of COVID-19 on U.S. markets and institutions, including decreasing interest rates and implementing a variety of emergency stimulus measures, these actions may not succeed or have the intended effect. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates and a substantial economic downturn or recession. Such impacts could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.Cash Position Risk – The Fund’s large cash position may underperform relative to both equity and fixed-income securities.Options Risk – Price movements in the Fund’s portfolio securities may not correlate precisely with movements of the price of the option selected as a hedge. The Fund may lose money and be forced to liquidate portfolio securities to meet settlement obligations.Short Sales Risk – The market price of a security may increase after the Fund borrows the security in order to sell it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund’s exposure to the market, magnifying losses and increasing volatility.Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.•Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.•Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.•Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.Convertible Securities Risk – Issuers of convertible securities may not be as strong financially as other companies, and may be more vulnerable to changes in the economy.Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund’s net asset value may decrease more quickly than if the Fund had not borrowed.Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.The Fund compares its performance to the S&P 500 Index, a broad based measure of market performance. The Fund also compares its performance to the HFRI Equity Hedge (Total) Index (the “HFRI Index”). The HFRI Index provides a more complete comparison of Fund performance relative to a broader array of long-short equity strategies. In addition, the HFRI Index utilizes shorting as a component of its construction, unlike the S&P 500 Index.
Annual Total Return for Class A Shares as of December 31 (%)
Best Quarter:Q2 202019.60%Worst Quarter:Q4 2018-15.07%
Average Annual Total Return as of December 31, 2020
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.